UNADUTIED CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Operating expenses	$ 137,975	$ 234,453	$ 1,414,260	$ 156,520
Loss from Operations	(137,975)	(234,453)	(1,414,260)	(156,520)
Other income:
Interest earned on cash held in Trust Account	302,840	566,531	2,197,604	0
Income before income taxes	164,865	332,078	783,344	(156,520)
Income taxes expense	0	0	0	0
Net income (loss)	164,865	332,078	783,344	(156,520)
Other comprehensive income	0	0	0	0
Comprehensive income (loss)	$ 164,865	$ 332,078	$ 783,344	$ (156,520)
Redeemable Ordinary Shares
Other income:
Basic weighted average ordinary shares outstanding (in Shares)	3,475,198	5,691,280	1,907,508	1,250,000
Diluted weighted average ordinary shares outstanding (in Shares)	3,475,198	5,691,280	1,907,508	1,250,000
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.11	$ 0.13	$ (0.99)	$ (0.13)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.11	$ 0.13	$ (0.99)	$ (0.13)
Non-Redeemable Ordinary Shares
Other income:
Basic weighted average ordinary shares outstanding (in Shares)	1,908,348	1,904,952	5,735,481	0
Diluted weighted average ordinary shares outstanding (in Shares)	1,908,348	1,904,952	5,735,481	0
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.11)	$ (0.22)	$ 0.46	$ 0
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.11)	$ (0.22)	$ 0.46	$ 0